Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Purchase Obligations
Purchase Obligation	€ 2,592	€ 2,133
2020
Purchase Obligations
Purchase Obligation	1,251
Due 2021 to 2024
Purchase Obligations
Purchase Obligation	1,298
Due thereafter
Purchase Obligations
Purchase Obligation	€ 43